SUPPLEMENT

Dated February 29, 2008

to the

Class IA Shares Prospectuses dated May 1, 2007

Class IB Shares Prospectus dated May 1, 2007

Class IA Shares Prospectus Hartford Global Equity HLS Fund dated January 31, 2008

Class IB Shares Prospectus Hartford Global Equity HLS Fund dated January 31, 2008

For Hartford HLS Funds (collectively the “Prospectuses”)

Effective March 1, 2008, the above referenced prospectuses are revised as follows:

In the section entitled “Further Information on the Funds,” the following section is inserted directly above the section entitled “Plan Participant Voting Rights”:

Account Closings

There may be instances in which it is appropriate for your shares to be redeemed and your account to be closed.  For additional information about when your shares may be redeemed and your account closed, please see the SAI under “Account Closings.”

This Supplement should be retained with your Prospectus for future reference.

Supplement dated February 29, 2008

to the Statement of Additional Information for the

Hartford Global Equity HLS Fund a series of

Hartford Series Fund, Inc.

Class IA and Class IB Shares dated January 31, 2008

(the “SAI”)

The SAI is revised as follows effective March 1, 2008:

The following section is inserted directly after the section entitled “Suspension of Redemptions”:

Account Closings

There may be instances in which it is appropriate for your account to be closed.  Your account could be closed if: your identity cannot be verified or you fail to provide a valid SSN or TIN; the registered address of your account is outside of the United States or in a US jurisdiction in which the fund shares are not registered; transactions in your account raise suspicions of money laundering, fraud or other illegal conduct; shares purchased are not paid for when due; your account does not meet the qualifications for ownership for the particular class of shares held in your account; maintenance of your account jeopardizes the tax status or qualifications of the funds; your account balance falls to $1,000 or less and your fail to bring the account above the $1,000 within thirty (30) days of notification; there is a change in your broker of record, for example your broker is no longer able to sell fund shares; or closing the account is determined to be in the best interests of the fund.

This Supplement should be retained with your SAI for future reference.

Supplement dated February 29, 2008

to the Combined Statement of Additional Information for

Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc.

Class IA and Class IB Shares

dated May 1, 2007 (the “SAI”)

The SAI is revised as follows effective March 1, 2008:

The following section is inserted directly after the section entitled “Suspension of Redemptions”:

Account Closings

There may be instances in which it is appropriate for your account to be closed.  Your account could be closed if: your identity cannot be verified or you fail to provide a valid SSN or TIN; the registered address of your account is outside of the United States or in a US jurisdiction in which the fund shares are not registered; transactions in your account raise suspicions of money laundering, fraud or other illegal conduct; shares purchased are not paid for when due; your account does not meet the qualifications for ownership for the particular class of shares held in your account; maintenance of your account jeopardizes the tax status or qualifications of the funds; your account balance falls to $1,000 or less and your fail to bring the account above the $1,000 within thirty (30) days of notification; there is a change in your broker of record, for example your broker is no longer able to sell fund shares; or closing the account is determined to be in the best interests of the fund.

This Supplement should be retained with your SAI for future reference.